UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2012

Date of reporting period:  October 31, 2011

Item 1. Report to Stockholders.

Nuance Concentrated Value Fund

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2011

NUANCE CONCENTRATED VALUE FUND

December 1, 2011

Dear Fellow Shareholders:

We are pleased to write our first semi-annual shareholder letter for the Nuance Concentrated Value Fund (NCVLX).  NCVLX is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies.  The Fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value.

In terms of performance, since its inception on May 31, 2011 thru October 31, 2011, NCVLX is down 5.70 percent versus its primary index –the Russell 3000 Value Index – down 8.84 percent and the S&P 500 Index down 6.05 percent.  Frankly, this is such a short time horizon that we would not draw many conclusions from the performance.  However, as you can refer to in your prospectus, this product has existed in a separate account form since 11/13/2008 and we are quite pleased with our overall performance.

Since this is our first letter, a little historical perspective from your team is probably appropriate.  Nearly three years since the inception of our firm, Nuance Investments, LLC, and since being on the brink of one of the most serious economic and financial crisis since the Great Depression, the persistency of the stock market recovery has been impressive.  While certainly volatile and uncertain due to debt and leverage issues in countries around the world, anemic growth in developed countries, and seemingly more frequent natural disasters, the world’s best companies continue to execute at high levels versus historical norms.  Frankly, the ability of the companies we own and follow to manage their businesses through these issues has been more than impressive.

As for your Nuance team, throughout this period we continue to do what we always do.  Focus our attention on  studying one company at a time insuring that each company we own maintains a sound and solid competitive position and insuring that the companies we own are undervalued based on our own internally derived view of sustainable cash flows and earnings and valuation.  As of this writing we continue to find these leading business franchises selling at a discount to our own internal view of intrinsic or fair value.  We are finding opportunities in many sectors, including the Industrials and Healthcare sectors.  We are not finding many value opportunities in the Utility sector or the Real Estate Investment Trust industry.  In our view, the market is overvaluing companies that have higher than average dividend payout ratios and undervaluing companies that have low payout ratios.  This is due to historically low interest rates.  This phenomenon has resulted in some outstanding business franchises trading at very attractive valuation levels.

Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing.  You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail.  Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

NUANCE CONCENTRATED VALUE FUND

Mutual fund investing involves risk.  Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies.  Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

The Russell 3000® Value Index measures the performance of the 3,000 largest U.S. domiciled companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is a market-value weighted index representing the performance of 500 widely held publicly traded large-capitalization stocks. It is not possible to invest directly in any index. A Cash Flow is a revenue or expense stream that changes an account over a given period.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

NUANCE CONCENTRATED VALUE FUND

Value of $10,000 Investment

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%)

Since Inception(1) to
October 31, 2011
Nuance Concentrated Value Fund	-5.70%
S&P 500 Index(2)	-6.05%
Russell 3000 Value Index(3)	-8.84%

(1)	May 31, 2011
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

NUANCE CONCENTRATED VALUE FUND

Expense Example (Unaudited)
October 31, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, wire transfer fees; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 31, 2011 – October 31, 2011).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees and other Fund expenses. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (05/31/11)	Value (10/31/11)	(05/31/11 to 10/31/11)
Nuance Concentrated Value Fund
Actual(2)	$1,000.00	$ 943.00	$4.67
Nuance Concentrated Value Fund
Hypothetical (5% return before expenses)	$1,000.00	$1,016.09	$4.85

(1)
Expenses are equal to the fund’s annualized expense ratio for the period since inception of 1.15%, multiplied by the average account value over the period, multiplied by the number of days in the period since inception/366 (to reflect the period since inception).

(2)	Based on the actual returns for the period from inception, May 31, 2011 through October 31, 2011 of -5.70%.

NUANCE CONCENTRATED VALUE FUND

Allocation of Portfolio Net Assets
October 31, 2011

Top Ten Holdings
as of October 31, 2011
(% of net assets)

Great Plains Energy	7.3%
Northern Trust	7.2%
Johnson & Johnson	6.4%
3M	6.3%
Fidelity Institutional Money Market Portfolio	5.8%
Sysco	5.1%
Proctor & Gamble	4.4%
Patterson Companies	4.4%
Imperial Oil	4.4%
Capital Federal Financial	4.2%

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2011

	Shares	Value
COMMON STOCKS – 92.7%

Consumer Discretionary – 9.5%
Hasbro	20,420	$777,185
Lowe’s	48,176	1,012,660
Newell Rubbermaid	40,620	601,176
		2,391,021
Consumer Staples – 12.0%
Clorox	4,580	306,585
Kimberly-Clark	4,458	310,767
Procter & Gamble	17,265	1,104,787
Sysco	46,058	1,276,728
		2,998,867
Energy – 5.9%
Imperial Oil	26,440	1,089,857
Ultra Petroleum*	12,006	382,511
		1,472,368
Financials – 17.7%
Capitol Federal Financial	94,573	1,048,815
Charles Schwab	68,930	846,460
Chubb	10,815	725,146
Northern Trust	44,418	1,797,596
		4,418,017
Healthcare – 18.0%
Johnson & Johnson	24,954	1,606,788
Patterson Companies	34,884	1,097,799
STERIS	26,100	808,578
Stryker	20,625	988,144
		4,501,309
Industrials – 17.0%
3M	20,099	1,588,223
Illinois Tool Works	8,000	389,040
Kaydon	30,956	973,876
Republic Services	28,138	800,807
US Ecology	27,450	495,747
		4,247,693

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2011
	Shares	Value
Information Technology – 5.3%
Applied Materials	29,930	$368,738
Texas Instruments	31,430	965,844
		1,334,582
Utilities – 7.3%
Great Plains Energy	88,542	1,836,361

Total Common Stocks
(Cost $23,506,610)		23,200,218

SHORT-TERM INVESTMENT – 5.8%
Fidelity Institutional Money Market Portfolio, 0.15%	1,452,782	1,452,782
(Cost $1,452,782)		1,452,782
Total Investments – 98.5%
(Cost $24,959,392)		24,653,000
Other Assets and Liabilities, Net – 1.5%		368,034
Total Net Assets – 100.0%		$25,021,034

*Non-income producing security

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2011

ASSETS:
Investments, at value
(cost $24,959,392)	$24,653,000
Receivable for investment securities sold	613,383
Receivable for dividends and interest	29,177
Receivable for capital shares sold	19,985
Prepaid expenses	14,761
Total assets	25,330,306

LIABILITIES:
Payable for investment securities purchased	269,367
Accrued expenses	29,815
Payable to Investment adviser	5,555
Payable for capital shares redeemed	4,535
Total liabilities	309,272

NET ASSETS	$25,021,034

NET ASSETS CONSIST OF:
Capital Stock	$25,455,566
Undistributed net investment income	106,741
Undistributed net realized loss on investments	(234,881)
Net unrealized depreciation on investments	(306,392)
Net Assets	$25,021,034

Shares outstanding, unlimited number of shares authorized without par value	2,652,240

Net asset value, redemption price and offering price per share	$9.43

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Statement of Operations (Unaudited)
For the Period Ended October 31, 2011(1)

INVESTMENT INCOME:
Dividend income	$201,262
Less: Foreign taxes withheld	(376)
Interest income	865
Total investment income	201,751

EXPENSES:
Investment adviser fees	70,225
Fund administration & accounting fees	28,856
Federal & state registration fees	13,435
Transfer agent fees & expenses	8,552
Audit fees	6,840
Trustee fees	6,301
Legal fees	5,168
Compliance fees	5,016
Custody fees	4,548
Other	4,390
Postage & printing fees	3,189
Total expenses before reimbursement	156,520
Less: reimbursement from Investment adviser	(61,510)
Net expenses	95,010

NET INVESTMENT INCOME	106,741

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(234,881)
Net change in unrealized depreciation on investments	(306,392)

Net realized and unrealized loss on investments	(541,273)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(434,532)

(1)	Inception date of the Fund was May 31, 2011.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Statement of Changes in Net Assets

For The Period Ended
October 31, 2011(1)
(Unaudited)
OPERATIONS:
Net investment income	$106,741
Net realized loss on investments	(234,881)
Net change in unrealized depreciation on investments	(306,392)
Net decrease in net assets resulting from operations	(434,532)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,887,994
Proceeds from reinvestment of distributions	—
Payments for shares redeemed	(432,428)
Net increase in net assets resulting from capital share transactions	25,455,566

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains	—
Total distributions to shareholders	—

TOTAL INCREASE IN NET ASSETS	25,021,034

NET ASSETS:
Beginning of period	—
End of period (including undistributed net investment income of $106,741)	$25,021,034

TRANSACTIONS IN SHARES:
Shares sold	2,698,732
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(46,492)
Net increase	2,652,240

(1)	Inception date of the Fund was May 31, 2011.

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	For The Period Ended
	October 31, 2011(1)
	(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.04
Net realized and unrealized loss on investments	(0.61)
Total from investment operations	(0.57)

LESS DISTRIBUTIONS:
Dividends from net investment income	—
Dividends from net capital gains	—
Total distributions	—

Net asset value, end of period	$9.43

TOTAL RETURN	(5.70	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$25.0

Ratio of expenses to average net assets:
Before expense reimbursement	1.89	%(3)
After expense reimbursement	1.15	%(3)

Ratio of net investment income to average net assets:
Before expense reimbursement	0.55	%(3)
After expense reimbursement	1.29	%(3)

Portfolio turnover rate	52	%(2)

(1)	Inception date of the Fund was May 31, 2011.
(2)	Not annualized
(3)	Annualized

See Notes to the Financial Statements

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2011

1.  ORGANIZATION

The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series of Managed Portfolio Series (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund currently offers one class, the Institutional Class.  The investment objective of the Fund is long-term capital appreciation.  The Fund commenced operations on May 31, 2011.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund intends to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of October 31, 2011, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the consolidated statement of operations. During the period, the Fund did not incur any interest or penalties.  Generally, tax authorities can examine all the tax returns filed for the last three years.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2011

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Notes – Short-term notes which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term notes which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2011

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$23,200,218	$—	$—	$23,200,218
Short-Term Investment	1,452,782	—	—	1,452,782
Total Investments in Securities	$24,653,000	$—	$—	$24,653,000

Transfers between levels are recognized at the end of the reporting period.  During the period ended October 31, 2011, the Fund recognized no transfers to/from Level 1 or Level 2.

*  Refer to the Schedule of Investments for additional information regarding industry classification.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Investment adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Investment adviser, the Investment adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Investment adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.15% of the Fund’s average daily net assets, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Investment adviser may be recouped by the Investment adviser if such recoupment can be achieved within the foregoing expense limits.  The Operating Expense Limitation Agreement is in effect through at least April 30, 2012, subject thereafter to termination at any time with 60 days written notice and approval by the Trust’s Board of Trustees through April 30, 2013.  Prior to April 30, 2012, this Operating Expense Limitation Agreement cannot be terminated.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
4/30/2015	$61,510

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and serves as the fund accountant.  For the period ended October 31, 2011, the Fund incurred $28,856 in administration and fund accounting fees.

USBFS also serves as the transfer agent to the Fund.  For the period ended October 31, 2011, the Fund incurred $6,316 in transfer agent fees (excluding transfer agency out-of-pocket expenses).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended October 31, 2011, the Fund incurred $4,548 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2011

The officers of the Trust are employees of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  SHAREHOLDER SERVICING FEES

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Investment adviser, under which the Fund may pay servicing fees at an annual rate of 0.15% of the average daily net assets of each class.  Payments to the Investment adviser under the Agreement may reimburse the Investment adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Investment adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2011, the Fund incurred $0 in shareholder servicing fees under the Agreement.  The Fund began incurring the shareholder servicing fee on November 1, 2011.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2011, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$32,859,953	$9,118,610

The tax character of distributions paid during the period ended October 31, 2011 were as follows:

Ordinary Income	Long Term Capital Gains	Total
$ —	$ —	$ —

7.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2011, National Financial Services, for the benefit of its customers, owned 61.0% of the outstanding shares of the Fund.

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
October 31, 2011

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the organizational meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on April 5-6, 2011, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance”), regarding the Nuance Concentrated Value Fund (the “Fund”).  The Fund is a newly organized series of the Trust.

Prior to the meeting, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement between the Trust and Nuance (“Support Materials”).  Before voting to approve the proposed Investment Advisory Agreement, the Trustees reviewed the terms of the form of Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed agreement.  Nuance also met with the Trustees and provided further information regarding its proposed services to the Fund including but not limited to information regarding its respective investment philosophies.

In determining whether to approve the Investment Advisory Agreement between the Trust and Nuance, the Trustees considered all factors they believed relevant including the following: (1) the nature, extent, and quality of the services to be provided by Nuance; (2) the cost of the services to be provided and the profits to be realized by Nuance and its affiliates from services rendered to the Trust; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund proposed to be managed by Nuance grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (5) other financial benefits to Nuance and its affiliates resulting from services rendered to the Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon Nuance’s presentation and Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance to be set forth in the Investment Advisory Agreement between the Trust and Nuance are fair and reasonable in light of the services to be performed, investment advisory fees to be paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement between the Trust and Nuance are summarized below.

Nature, Extent and Quality of Services to be Provided.  The Trustees considered the scope of services to be provided under the Investment Advisory Agreement between the Trust and Nuance noting that Nuance will be providing investment management services to the Fund which include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transaction; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by Nuance on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund.  The Trustees considered Nuance’s sound 1 year composite performance for accounts managed in the concentrated value style, the same investment style that will be used to manage the Fund and the results of a recent regulatory examination of the predecessor firm to Nuance.  The Trustees noted the investment philosophy of the

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
October 31, 2011

portfolio manager and his significant investment and portfolio management experience.  The Trustees also considered the capitalization of Nuance and its affiliation with Montage Investments, LLC, an SEC registered investment adviser with several billion in assets under management.  The Trustees concluded that they are satisfied with the nature, extent and quality of services proposed to be provided by Nuance to the Fund pursuant to the Investment Advisory Agreement with the Trust.

Cost of Advisory Services and Profitability.  The Trustees considered the proposed annual management fee to be paid by the Fund to Nuance in the amount of 0.85% of the Fund’s average annual daily net assets and Nuance’s profitability analysis (12 month pro-forma) for services to be rendered to the Fund by Nuance and its affiliates.  In this regard, the Trustees noted that Nuance affiliates expect to pay for all third-party shareholder and distribution services rendered to the Fund.  The Trustees noted that the management fees charged by Nuance to separately managed accounts with assets similar to those projected for the Fund are consistent with the proposed advisory fee for the Fund.  The Trustees also noted that Nuance had contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) do not exceed 1.15% of the Fund’s average daily net assets.  The Trustees concluded that Nuance’s service relationship with the Fund will not initially be profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses born by the Fund and those of funds within its Lipper benchmark category.  While the Trustees noted that the Fund’s management fee was higher than the average and median management fees (after waivers) reported for the benchmark category, they also considered that the total expenses of the Fund were lower than the average and median total expenses (after waivers and expense reimbursements) reported for the benchmark category.  While recognizing that it is difficult to compare advisory fees since advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s proposed advisory fee is reasonable.

Economies of Scale.  The Trustees then considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees considered the fact that the Fund is newly organized and that an increase in assets would mostly likely not decrease the amount of Nuance advisory service required to be provided to the Fund.  The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time.

Other Benefits.  The Trustees noted that Nuance does not utilize soft dollar arrangements in connection with the execution of client transactions and that affiliated brokers would not be used to execute the portfolio transactions of the Fund.  The Trustees concluded that Nuance will not receive any additional financial benefits from services rendered to the Fund.

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
October 31, 2011

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-888-621-9258.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-621-9258.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

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NUANCE CONCENTRATED VALUE FUND

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s Investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
One Ward Parkway, Suite 126
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees  and is available without charge upon request by calling 1-855-682-6233.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Managed Portfolio Series

By (Signature and Title)*        /s/James R. Arnold
James R. Arnold, President

Date   January 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/James R. Arnold
James R. Arnold, President

Date   January 6, 2012

By (Signature and Title)*       /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date   January 6, 2012

* Print the name and title of each signing officer under his or her signature.